PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Motor vehicles	¥3,665,426	¥3,779,054	$540,398
Office equipment and fixtures	1,368,950	1,389,871	198,749
Production equipment	30,938,857	30,637,087	4,381,045
Leasehold improvement	2,260,000	2,260,000	323,176
Total cost	38,233,233	38,066,012	5,443,368
Less: accumulated depreciation	(18,072,448)	(19,382,623)	(2,771,678)
Less: accumulated impairment	(174,150)	(172,300)	(24,639)
Property and equipment, net	¥19,986,635	¥18,511,089	$2,647,051